Segmented Information - Additional Information (Detail)	12 Months Ended
	Apr. 30, 2019 CAD ($) Segments	Apr. 30, 2018 CAD ($)
Disclosure of operating segments [abstract]
Number of reportable geographical segment	3
Number of operating segment	1
Trade receivables | $	$ 514,000	$ 0